Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

  (a) Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The consolidated financial statements include the accounts of Cingulate and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

  (a) Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of Cingulate and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

(b) Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during a reporting period. Actual results could differ from estimates.

Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the consolidated financial statements in the period they are determined to be necessary.

Concentration of Credit Risk

  (c) Concentration of Credit Risk

The Company maintains cash equivalent deposits, which at various times throughout the fiscal year exceeded the amounts insured by the Federal Deposit Insurance Corporation limit of $250,000 (without regard to reconciling items). Management monitors the soundness of these financial institutions and does not believe the Company is subject to any material credit risk relative to the uninsured portion of the deposits.

  (c) Concentration of Credit Risk

The Company maintains cash equivalent deposits, which at various times throughout the fiscal year exceeded the amounts insured by the Federal Deposit Insurance Corporation limit of $250,000 (without regard to reconciling items). Management monitors the soundness of these financial institutions and does not believe the Company is subject to any material credit risk relative to the uninsured portion of the deposits.

Cash and Cash Equivalents

(d) Cash and Cash Equivalents

Bank demand deposit accounts and short-term liquid investments with an initial maturity of three months or less are considered cash and cash equivalents. Cash and cash equivalents as of December 31, 2022 and 2021 consisted of bank deposits and short-term money market funds. Cash and cash equivalents are carried at cost which is indicative of fair value.

Miscellaneous Receivables

  (d) Miscellaneous Receivables

Miscellaneous receivables as of December 31, 2022, primarily consisted of employee retention tax credits for payroll costs incurred in 2020 and research and development tax credits. The Company analogized to IAS 20, Accounting for Government Grants and Disclosure of Government Assistance, in accounting for these receivables. As of December 31, 2022, the Company determined that there was no allowance necessary relating to these receivables. As of September 30, 2023, all employee retention tax credits and research and development tax credits had been collected.

  (e) Miscellaneous Receivables

Miscellaneous receivables consist of payroll tax credits generated from the Company’s 2021 and 2020 federal income tax returns, which have not yet been received, as well as employee retention tax credits for payroll costs incurred in those years. The Company analyzed IAS 20, Accounting for Government Grants and Disclosure of Government Assistance”, in accounting for these receivables. As of December 31, 2022 and 2021, the Company determined that there was no allowance necessary relating to these receivables.

Property and Equipment, net

(f) Property and Equipment, net

Property and equipment, net are stated at cost, less accumulated depreciation. Maintenance and repairs are charged to expense when incurred. Property and equipment are depreciated using the straight-line method over the estimated remaining useful lives or, for leasehold improvements or leased assets under a financing lease, the life of the lease if shorter.

Leases

(g) Leases

The Company is a lessee in two noncancellable operating leases, relating to office space at the Kansas City headquarters office and the New Jersey office and two finance leases, for certain furniture and equipment, one of which the lease term ended on December 31, 2021.

The Company determines if an arrangement is or contains a lease at contract inception. The Company recognizes a ROU asset and a lease liability at the lease commencement date. For operating leases, the lease liability is initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date. For finance leases, the lease liability is initially measured in the same manner and date as for operating leases and is subsequently measured at amortized cost using the effective-interest method.

The Company determines the discount rate it uses to discount the unpaid lease payments to present value, which requires management judgement. ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. The implicit rate was stated in the agreement for one of the Company’s leases; however, for the others, the implicit rate was not determinable as the Company did not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Company uses its incremental borrowing rate as the discount rate for these leases. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. Because the Company has not been able to borrow on a collateralized basis, it has determined a synthetic credit rating based on factors that a credit rating agency would typically analyze when establishing an entity’s credit rating. Due to the fact that the Company is a pre-revenue entity, the Company determined that its incremental borrowing rate should be based on the composite CCC and lower bond spreads at the lease measurement dates plus a risk-free rate based on specific lease maturities.

The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received.

For operating leases, the ROU asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of cumulative lease incentives received. Lease expense is recognized on a straight-line basis over the lease term which includes the accretion of the lease liability and amortization of the ROU asset.

For finance leases, the ROU asset is subsequently amortized using the straight-line method from the lease commencement date to the earlier of the end of its useful life or the end of the lease term unless the lease transfers ownerships of the underlying asset to the Company or the Company is reasonably certain to exercise an option to purchase the underlying asset. In those cases, the ROU asset is amortized over the useful life of the underlying asset. Amortization of the ROU asset is recognized and presented separately from interest expense on the lease liability.

ROU assets for operating and finance leases are evaluated for impairment losses. Under the long-lived assets impairment guidance in ASC Subtopic 360-10, Property and Equipment-Overall. The ROU asset is assessed for impairment with the asset group within which it resides.

Operating lease ROU assets are presented as operating lease right-of-use assets on the consolidated balance sheet. The current and long-term portions of operating lease liabilities are presented separately on the consolidated balance sheet. Finance lease ROU assets are included in property, plant, and equipment. The current and long-term portions of finance lease liabilities are presented separately on the consolidated balance sheet.

Impairment of Long-lived Assets

  (e) Impairment of Long-lived Assets

The Company assesses the carrying value of its long-lived assets, including property and equipment, as well as lease right of use (ROU) assets, when events or circumstances indicate that the carrying value of such assets may not be recoverable. These events or changes in circumstances may include a significant deterioration of operating results, changes in business plans, or changes in anticipated future cash flows. If an impairment indicator is present, the Company evaluates recoverability by a comparison of the carrying amount of the assets to future undiscounted cash flows expected to be generated by the assets. If the sum of the expected future cash flows is less than the carrying amount, the Company would recognize an impairment loss. An impairment loss would be measured by comparing the amount by which the carrying value exceeds the fair value of the long-lived asset groups. No impairment was recognized during the three or nine-month periods ended September 30, 2023 or 2022.

  (h) Impairment of Long-lived Assets

The Company assesses the carrying value of its long-lived assets, including property and equipment, as well as lease ROU assets, when events or circumstances indicate that the carrying value of such assets may not be recoverable. These events or changes in circumstances may include a significant deterioration of operating results, changes in business plans, or changes in anticipated future cash flows. If an impairment indicator is present, the Company evaluates recoverability by a comparison of the carrying amount of the assets to future undiscounted cash flows expected to be generated by the assets. If the sum of the expected future cash flows is less than the carrying amount, the Company would recognize an impairment loss. An impairment loss would be measured by comparing the amount by which the carrying value exceeds the fair value of the long-lived asset groups. No impairment was recognized during the years ended December 31, 2022 or 2021.

Research and Development

  (i) Research and Development

Research and development costs are expensed as incurred and include all direct and indirect costs associated with the development of the Company’s product candidates. These expenses include payments to third parties for research, development and manufacturing services, personnel costs and depreciation on manufacturing equipment. At the end of the reporting period, the Company compares payments made to third party service providers to the estimated progress toward completion of the research or development objectives. Such estimates are subject to change as additional information becomes available. Depending on the timing of payments to service providers and the progress that the Company estimates has been made as a result of the service provided, the Company may record net prepaid or accrued expense relating to these costs.

Stock-Based Compensation

  (f) Stock-Based Compensation

The Company measures employee and director stock-based compensation expense for all stock-based awards based on their grant date fair value using the Black-Scholes option-pricing model. For stock-based awards with service conditions, stock-based compensation expense is recognized over the requisite service period using the straight-line method. Forfeitures are recognized as they occur. See additional information in Note 11.

  (j) Stock-Based Compensation

The Company measures employee and director stock-based compensation expense for all stock-based awards based on their grant date fair value using the Black-Scholes option-pricing model. For stock-based awards with service conditions, stock-based compensation expense is recognized over the requisite service period using the straight-line method. Forfeitures are recognized as they occur. See additional information in Note 11.

Paycheck Protection Program

  (k) Paycheck Protection Program

On March 27, 2020, the U.S. federal government enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The CARES Act includes a provision for a Paycheck Protection Program (“PPP”) administered by the U.S. Small Business Administration (“SBA”) and further amended by the Paycheck Protection Program Flexibility Act of 2020 (“PPP Flexibility Act”), which was enacted on June 5, 2020. In April 2020, the Company received a PPP Loan of $312,500. In February 2021, the Company received a second PPP loan of $236,457. In accordance with the requirements of the CARES Act, as amended by the PPP Flexibility Act, the PPP Loans may be fully forgiven if proceeds are used to pay eligible payroll costs, rent, mortgage interest and utilities.

In July 2021, the Company was notified that the first PPP loan was forgiven by the SBA and in October 2021, the Company was notified that the second PPP loan was forgiven by the SBA. The Company analyzed IAS 20, Accounting for Government Grants and Disclosure of Government Assistance”, in accounting for these loans.

Segments

  (l) Segments

Operating segments are components of a Company for which separate financial information is available and is evaluated regularly by the Company’s chief operating decision-maker in deciding how to allocate resources and in assessing performance. The Company currently operates in one operating business segment-drug development.

Income Taxes

  (m) Income Taxes

Cingulate Inc. is taxed as a C corporation under the Internal Revenue Code. Cingulate Inc. records deferred income taxes to reflect the impact of temporary differences between the recorded amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws and regulations. As of December 31, 2022, CTx is a wholly-owned disregarded entity of Cingulate Inc., and all of the activity for CTx, along with its wholly-owned subsidiary Cingulate Works Inc., is included in the calculation of the current and deferred tax assets and liabilities for Cingulate Inc. The Company determined that it was more likely than not that it would not realize its deferred tax assets, based on historical levels of income and future forecasts of taxable income, among other items, therefore a full valuation allowance is recorded.

The Company has not identified any uncertain tax positions. There have been no interest or penalties recognized in the consolidated financial statements related to uncertain tax positions. In addition, no tax positions exist for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months.

The Company files income tax returns in the federal and various state jurisdictions. These federal income taxes are immaterial. The Company is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2019.

Common Stock Purchase Warrants

(n) Common Stock Purchase Warrants

The Company issued warrants in connection with its IPO in December 2021. These equity instruments were valued at fair value when they were issued. See additional information in Note 12.

Net Loss per Share

(o) Net Loss per Share

Basic net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period, without consideration to potential dilutive securities. Diluted net loss per common share is computed by dividing the net loss by the sum of the weighted average number of common shares outstanding during the period plus the number of potential dilutive instruments outstanding during the period using the simplified method. Diluted net loss per share is the same as basic net loss per share since the effect of potentially dilutive securities is anti-dilutive.

Unaudited Interim Financial Information

  (b) Unaudited Interim Financial Information

The accompanying consolidated balance sheet as of September 30, 2023, the consolidated statements of operations and comprehensive loss for the three and nine-month periods ended September 30, 2023 and 2022, the consolidated statements of stockholders’ equity for the three and nine-month periods ended September 30, 2023 and 2022, the consolidated statements of cash flows for the nine-month periods ended September 30, 2023 and 2022, and the related interim disclosures are unaudited. These unaudited consolidated financial statements include all adjustments necessary, consisting of only normal recurring adjustments, to fairly state the financial position and the results of operations and cash flows for interim periods in accordance with U.S. GAAP. Interim period results are not necessarily indicative of results of operations or cash flows for a full year or any subsequent interim period. The accompanying consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto as of and for the year ended December 31, 2022.